Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Right-of-use assets	$ 293,168	$ 283,847	$ 383,670
Maximum [Member]
Leases [Line Items]
Interest rate	6.60%	6.60%
Minimum [Member]
Leases [Line Items]
Interest rate	5.00%	5.00%